UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
- Dreyfus Premier Health Care Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	01/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Health Care Fund
January 31, 2008 (Unaudited)

Common Stocks--93.5%	Shares	Value ($)

Biotechnology--27.1%
Abraxis Bioscience	572 a	34,177
Acorda Therapeutics	6,200 a	157,232
Alexion Pharmaceuticals	920 a	60,094
Amgen	2,460 a	114,611
Amylin Pharmaceuticals	4,320 a	128,088
APP Pharmaceuticals	2,280 a,b	23,963
BioMarin Pharmaceutical	6,840 a	253,490
Celgene	7,690 a	431,486
Cephalon	3,440 a	225,767
Genentech	3,915 a	274,794
Genzyme	3,160 a	246,891
Gilead Sciences	9,270 a	423,546
Illumina	2,000 a	127,400
InterMune	2,820 a	47,291
Invitrogen	1,280 a	109,658
Millennium Pharmaceuticals	13,570 a	205,857
Millipore	2,190 a	153,629
Onyx Pharmaceuticals	1,840 a	87,455
Regeneron Pharmaceuticals	5,240 a	106,267
United Therapeutics	1,470 a	123,451
Vanda Pharmaceuticals	2,540 a	10,846
Vertex Pharmaceuticals	6,400 a	130,304
ZymoGenetics	2,540 a	25,629
		3,501,926
Distributors--2.9%
AmerisourceBergen	1,050	48,982
Henry Schein	1,370 a	79,638
McKesson	2,280	143,161
Walgreen	3,050	107,086
		378,867
Healthcare It--2.5%
Cerner	1,540 a	80,696
Covidien	5,500	245,465
		326,161
Managed Health Care--1.4%
Aetna	2,310	123,030
Health Net	1,150 a	53,464
		176,494
Medical Technology--21.3%
Abiomed	2,500 a	37,750
AMAG Pharmaceuticals	1,000 a	51,560
ArthroCare	440 a,b	17,613
Baxter International	5,620	341,359
Becton, Dickinson & Co.	2,890	250,072
Gen-Probe	2,400 a	137,160

Hologic	3,690 a	237,488
Hospira	3,290 a	135,252
Medtronic	3,370	156,941
Mettler-Toledo International	1,660 a	164,838
NuVasive	4,260 a	167,887
PerkinElmer	2,900	72,181
Smith & Nephew, ADR	1,580 b	106,413
St. Jude Medical	6,600 a	267,366
Thermo Fisher Scientific	7,170 a	369,183
Varian Medical Systems	1,400 a	72,786
Zimmer Holdings	2,136 a	167,185
		2,753,034
Pharmaceutical--18.6%
Abbott Laboratories	6,330	356,379
Allergan	3,720	249,947
Bayer, ADR	2,490	203,881
Forest Laboratories	2,090 a	83,119
Johnson & Johnson	4,570	289,098
Merck & Co.	6,250	289,250
Novartis, ADR	4,415	223,443
Roche Holding, ADR	1,435	129,896
Schering-Plough	8,160	159,691
Wyeth	6,310	251,138
XenoPort	2,760 a	169,354
		2,405,196
Services--12.1%
Allscripts Healthcare Solutions	3,080 a	45,676
Charles River Laboratories
International	3,510 a	217,971
Covance	2,795 a	232,432
CVS Caremark	9,259	361,749
Express Scripts	2,460 a	166,025
Medco Health Solutions	2,360 a	118,189
Medicines	2,950 a	50,504
Pediatrix Medical Group	1,550 a	105,540
Psychiatric Solutions	4,650 a	140,291
VCA Antech	3,290 a	127,191
		1,565,568
Specialty Pharmaceuticals--7.6%
Alcon	1,130	160,460
Elan, ADR	9,830 a	249,780
Endo Pharmaceuticals Holdings	2,540 a	66,396
Pharmion	1,880 a	129,626
Shire, ADR	2,190	117,932
Teva Pharmaceutical Industries,
ADR	5,590	257,364
		981,558
Total Common Stocks
(cost $11,028,011)		12,088,804

Other Investment--7.2% Registered Investment Company;

	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $925,000)	925,000 [c]	925,000

	Investment of Cash Collateral for
	Securities Loaned--1.0%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $134,415)	134,415 [c]	134,415

	Total Investments (cost $12,087,426)	101.7%	13,148,219
	Liabilities, Less Cash and Receivables	(1.7%)	(222,734)
	Net Assets	100.0%	12,925,485

	ADR - American Depository Receipts
a	Non-income producing security.
b		All or a portion of these securities are on loan. At January 31, 2008, the total market value of the fund's securities on loan
		is $132,150 and the total market value of the collateral held by the fund is $134,415.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS
- Dreyfus Premier Health Care Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)